Scope of Consolidation, Subsidiaries and Other Equity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Scope of Consolidation, Subsidiaries and Other Equity Investments
Summary of entities consolidated in the financial statements

Total
12/31/2023	235
Additions	10
Disposals	-19
12/31/2024	226
Additions	8
Disposals	-18
12/31/2025	216

Schedule of subsidiaries

			Profit/Loss		Number of
	Owner-	Total Revenue	(–) After Tax for	Total Equity as	Employees as
Name and Location of Company	ship	in 2025[2]	2025[2]	at 12/31/2025[2]	at 12/31/2025[3]	Footnote
	%	€ thousands	€ thousands	€ thousands
Ariba Technologies India Private Limited, Bengaluru, India	100	137,247	25,023	50,114	1,251
Ariba, Inc., Palo Alto, CA, United States	100	1,557,926	806,456	3,989,395	1,284
Concur Holdings (Netherlands) B.V., 's-Hertogenbosch, the Netherlands	100	541,220	7,936	386,069	17
Concur Technologies, Inc., Bellevue, WA, United States	100	2,319,808	883,996	7,528,447	2,538
SAP (China) Co., Ltd., Shanghai, China	100	1,294,322	11,633	-97,369	6,199
SAP (Schweiz) AG, Biel, Switzerland	100	1,590,095	150,714	357,270	866
SAP (UK) Limited, Feltham, United Kingdom	100	1,616,658	77,797	238,541	1,536	13
SAP America, Inc., Newtown Square, PA, United States	100	9,892,526	-244,393	14,637,281	8,940
SAP Argentina S.A., Buenos Aires, Argentina	100	292,976	23,267	25,328	1,316	13
SAP Asia Pte. Ltd., Singapore, Singapore	100	813,289	14,349	57,670	1,134	13
SAP Australia Pty. Ltd., Sydney, Australia	100	889,659	-6,382	59,446	1,226
SAP Belgium – Systems, Applications and Products S.A., Brussels, Belgium	100	539,922	30,556	84,869	308
SAP Brasil Ltda., São Paulo, Brazil	100	986,021	-63,636	23,259	3,391	13
SAP Canada Inc., Toronto, Canada	100	1,285,551	100,619	701,018	3,076
SAP Deutschland SE & Co. KG, Walldorf, Germany	100	6,641,244	1,095,771	2,170,257	4,935	9
SAP España - Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100	794,452	37,005	72,741	1,059
SAP France S.A., Levallois-Perret, France	100	1,368,211	242,669	1,921,529	1,414
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100	232,011	9,451	46,812	1,776
SAP India Private Limited, Bengaluru, India	100	1,020,589	101,729	256,324	2,750
SAP Industries, Inc., Newtown Square, PA, United States	100	629,727	184,152	1,682,091	192
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100	923,229	73,240	124,726	839
SAP Japan Co., Ltd., Tokyo, Japan	100	1,382,651	137,537	203,818	1,384
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100	188,520	7,462	48,241	1,905
SAP Labs India Private Limited, Bengaluru, India	100	1,118,274	119,847	330,496	12,666
SAP Labs, LLC, Palo Alto, CA, United States	100	563,424	67,838	916,043	1,408
SAP México S.A. de C.V., Mexico City, Mexico	100	612,035	38,089	150,637	1,252	13
SAP National Security Services, Inc., Newtown Square, PA, United States	100	1,153,024	209,237	610,284	782
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands	100	980,414	209,483	308,421	711
SAP Österreich GmbH, Vienna, Austria	100	513,797	45,362	73,728	525
SAP Philippines, Inc., Taguig City, Philippines	100	147,067	5,628	16,218	1,076	13
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100	361,946	86,967	174,319	1,729
SAP Services s.r.o., Prague, Czech Republic	100	175,345	5,371	30,505	1,845	13
SC SAP Romania SRL, Bucharest, Romania	100	148,720	9,766	31,771	1,078

Other Subsidiaries[4]

Name and Location of Company	Ownership	Footnote
	%
"SAP Kazakhstan" LLP, Almaty, Kazakhstan	100
110405, Inc., Newtown Square, PA, United States	100
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100	13
Ariba Czech s.r.o., Prague, Czech Republic	100	13
Ariba India Private Limited, Gurugram, India	100
Ariba International Holdings, Inc., Wilmington, DE, United States	100
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands	100
Baiza Capital Designated Activity Company, Dublin, Ireland	0	8
Baiza Capital Italia s.r.l., Milan, Italy	0	8
Baiza Capital LLC, Newark, NJ, United States	0	8
Baiza Capital S.A., Luxembourg, Luxembourg	0	8
Business Objects Option, LLC, Wilmington, DE, United States	100
Business Objects Software Limited, Dublin, Ireland	100	13
Callidus Software Inc., San Ramon, CA, United States	100
CallidusCloud (India) Private Limited, Hyderabad, India	100

Name and Location of Company	Ownership	Footnote
	%
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico	100
Concur (Canada), Inc., Toronto, Canada	100
Concur (Czech) s.r.o., Prague, Czech Republic	100	13
Concur (France) S.A.S., Levallois-Perret, France	100
Concur (Germany) GmbH, Frankfurt am Main, Germany	100	10, 11
Concur (Japan) Ltd., Tokyo, Japan	100
Concur (Philippines) Inc., Makati City, Philippines	100
Concur (Switzerland) GmbH, Zurich, Switzerland	100
Concur Technologies (Australia) Pty. Ltd., Sydney, Australia	100
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100
Concur Technologies (India) Private Limited, Bengaluru, India	100
Concur Technologies (Singapore) Pte. Ltd., Singapore, Singapore	100	13
Concur Technologies (UK) Limited, Feltham, United Kingdom	100	13
ConTgo Limited, Feltham, United Kingdom	100
Delos Cloud GmbH, Walldorf, Germany	100
Emarsys eMarketing Systems GmbH, Vienna, Austria	100	13
Emarsys İletişim Sistemleri Tic. Ltd Şti., Istanbul, Turkey	100
Emarsys Interactive Services GmbH, Berlin, Germany	100
Emarsys Limited, Hong Kong, China	100
Emarsys North America, Inc., Indianapolis, IN, United States	100
Emarsys Pte. Ltd., Singapore, Singapore	100
Emarsys Pty. Ltd., Sydney, Australia	100
Emarsys S.A.S., Levallois-Perret, France	100	13
Emarsys Schweiz GmbH, Zurich, Switzerland	100
Emarsys UK Ltd, London, United Kingdom	100	13
EMARSYS-Technologies Informatikai Szolgáltató Kft., Budapest, Hungary	100

Name and Location of Company	Ownership	Footnote
	%
FreeMarkets Ltda., São Paulo, Brazil	100
LeadFormix, Inc., San Ramon, CA, United States	100
LeanIX UK Limited, London, United Kingdom	100
LLC “SAP Labs“, Moscow, Russia	100
LLC “SAP Ukraine”, Kyiv, Ukraine	100	13
Loyalsys Technologies Israel Ltd., Tel Aviv - Yafo, Israel	100
LXTECH India Private Limited, Hyderabad, India	100
Outerjoin, Inc., San Ramon, CA, United States	100
OutlookSoft Deutschland GmbH, Walldorf, Germany	100	10, 11
PT SAP Indonesia, Jakarta, Indonesia	99
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100
Quadrem Chile Ltda., Santiago de Chile, Chile	100
Quadrem International Ltd., Hamilton, Bermuda	100

Name and Location of Company	Ownership	Footnote
	%
Quadrem Netherlands B.V., 's-Hertogenbosch, the Netherlands	100
Quadrem Overseas Cooperatief U.A., 's-Hertogenbosch, the Netherlands	100
Quadrem Peru S.A.C., Lima, Peru	100
SAP (Beijing) Software System Co., Ltd., Beijing, China	100
SAP (China) Holding Co., Ltd., Beijing, China	100
SAP Andina y del Caribe C.A., Caracas, Venezuela	100	13
SAP AZ LLC, Baku, Azerbaijan	100
SAP Beteiligungs GmbH, Walldorf, Germany	100
SAP Bulgaria EOOD, Sofia, Bulgaria	100
SAP Chile Limitada, Santiago de Chile, Chile	100	13
SAP CIS, LLC, Moscow, Russia	100
SAP Colombia S.A.S., Bogotá, D.C., Colombia	100	13
SAP Costa Rica, S.A., San José, Costa Rica	100	13
SAP ČR, spol. s r.o., Prague, Czech Republic	100
SAP Cyprus Limited, Strovolos, Cyprus	100
SAP Danmark A/S, Copenhagen, Denmark	100
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP društvo s ograničenom odgovornošću za digitalnu ekonomiju novog tisućljeća, Zagreb, Croatia	100
SAP East Africa Limited, Nairobi, Kenya	100	13
SAP Egypt LLC, Cairo, Egypt	100	13
SAP EMEA Inside Sales S.L., Madrid, Spain	100

Name and Location of Company	Ownership	Footnote
	%
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Estonia OÜ, Tallinn, Estonia	100
SAP Financial, Inc., Toronto, Canada	100
SAP Finland Oy, Espoo, Finland	100
SAP Foreign Holdings GmbH, Walldorf, Germany	100
SAP France Holding S.A., Levallois-Perret, France	100
SAP Global Marketing, Inc., New York, NY, United States	100
SAP Hellas Single Member S.A., Athens, Greece	100
SAP Hong Kong Co., Ltd., Hong Kong, China	100	13
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100	10, 11
SAP India (Holding) Pte. Ltd., Singapore, Singapore	100
SAP International Panama, S.A., Panama City, Panama	100
SAP International, Inc., Miami, FL, United States	100
SAP Investments, Inc., Wilmington, DE, United States	100
SAP Ireland Limited, Dublin, Ireland	100
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100
SAP Israel Ltd., Ra’anana, Israel	100	13
SAP Korea Ltd., Seoul, South Korea	100
SAP Labs France S.A.S., Mougins, France	100
SAP Labs Israel Ltd., Ra’anana, Israel	100
SAP Labs Korea, Inc., Seoul, South Korea	100
SAP Latvia SIA, Riga, Latvia	100
SAP Lietuva UAB, Vilnius, Lithuania	100
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100

Name and Location of Company	Ownership	Footnote
	%
SAP Middle East and Africa North Regional Headquarter Company, Riyadh, Kingdom of Saudi Arabia	100
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	100	13
SAP Middle East FZ-LLC, Dubai, United Arab Emirates	100	13
SAP New Zealand Limited, Auckland, New Zealand	100
SAP Norge AS, Oslo, Norway	100
SAP North West Africa Ltd, Casablanca, Morocco	100	13
SAP Perú S.A.C., Lima, Peru	100	13
SAP Polska Sp. z o.o., Warsaw, Poland	100
SAP Portals Israel Ltd., Ra’anana, Israel	100
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100
SAP Public Services, Inc., Washington, DC, United States	100
SAP Puerto Rico GmbH, Walldorf, Germany	100	10, 11, 13
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany	100
SAP Saudi Software Services Ltd., Riyadh, Kingdom of Saudi Arabia	100
SAP Saudi Software Trading Ltd., Riyadh, Kingdom of Saudi Arabia	75	13

Name and Location of Company	Ownership	Footnote
	%
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100
SAP Slovensko s.r.o., Bratislava, Slovakia	100
SAP Software and Services WLL, Doha, Qatar	49	6
SAP Svenska Aktiebolag, Stockholm, Sweden	100
SAP System Application and Products Asia Myanmar Limited, Yangon, Myanmar	100
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100
SAP Taiwan Co., Ltd., Taipei, Taiwan	100
SAP Technologies Inc., Palo Alto, CA, United States	100
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100
SAP Ventures Investment GmbH, Walldorf, Germany	100	10, 11
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam	100
SAP West Balkans d.o.o., Belgrade, Serbia	100
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10,11
SAP.io Fund, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments II Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments II, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments III Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments III, L.P., Austin, TX, United States	0	7
Sapphire SAP HANA Fund of Funds, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund I, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund II, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund III, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund IV, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund V, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VI Holdings, LLC, Austin, TX, United States	100	5,7
Sapphire Ventures Fund VI, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VII-A, L.P., Austin, TX, United States	0	7
Shanghai SAP Cloud Technology Company, Ltd., Shanghai, China	100
SmartRecruiters Australia Pty Ltd, Sydney, Australia	100	5
SmartRecruiters GmbH, Walldorf, Germany	100	5
SmartRecruiters Inc., San Francisco, CA, United States	100	5
SmartRecruiters Ltd., London, United Kingdom	100	5,13
SmartRecruiters Sarl., La Garenne Colombes, France	100	5
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100	13

Name and Location of Company	Ownership	Footnote
	%
SuccessFactors, Inc., Newtown Square, PA, United States	100
Sybase Angola, LDA, Luanda, Angola	100
Sybase, Inc., San Ramon, CA, United States	100
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	81	13
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100	13
Taulia (Shanghai) Smart Technology Co. Ltd., Shanghai, China	100
Taulia Arabia LLC, Riyadh, Kingdom of Saudi Arabia	100
Taulia Australia Pty. Ltd., Sydney, Australia	100
Taulia Bulgaria EOOD, Sofia, Bulgaria	100
Taulia GmbH, Düsseldorf, Germany	100	12
Taulia LLC, San Francisco, CA, United States	97
Taulia Singapore Pte. Ltd., Singapore, Singapore	100
Taulia Trade Technology GmbH, Düsseldorf, Germany	100
Taulia UK Ltd., London, United Kingdom	100	13
Tereina Employee Holdings LLC, Palo Alto, CA, United States	0	5,7
Tereina LLC, Palo Alto, CA, United States	72	5
TRX Technologies India Private Limited, Bengaluru, India	100
TRX, Inc., Bellevue, WA, United States	100
Volume Integration, Inc., Chantilly, VA, United States	100
WalkMe Australia Pty. Ltd., Sydney, Australia	100
WalkMe Canada Ltd., Toronto, Canada	100
WalkMe Germany GmbH, Frankfurt am Main, Germany	100	12
WalkMe K.K., Tokyo, Japan	100
WalkMe Ltd., Tel Aviv–Yafo, Israel	100
WalkMe Singapore Pte. Ltd., Singapore, Singapore	100
WalkMe UK Limited, London, United Kingdom	100
WalkMe, Inc., San Francisco, CA, United States	100

[1] For the classification of the subsidiaries, the following figures are considered: revenues, profit/loss after tax, total equity, and number of employees.

[2] These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

3 As at December 31, 2025, including managing directors, in FTE.

[4] Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources, and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

[5] Consolidated for the first time in 2025.

[6] Agreements with the other shareholders provide that SAP SE fully controls the entity.

[7] Structured entity belonging to SAP SE. The results of operations of these entities are included in SAP’s Consolidated Financial Statements in accordance with IFRS 10 (Consolidated Financial Statements).

8 In accordance with IFRS 10, the structured entity does not include the receivables and liabilities resulting from the supply chain financing (SCF) activities.

[9] Entity whose personally liable partner is SAP SE.

[10] Entity with (profit and) loss transfer agreement.

[11] Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

[12] Pursuant to HGB, section 316 (1), the subsidiary is exempt from having its financial statements audited in respect of its financial year ended December 31, 2025.

[13] Entity with support letter issued.

Schedule of Joint Arrangements and Investments in Associates

Name and Location of Company	Ownership
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17
SAP Fioneer GmbH, Walldorf, Germany	20

Schedule of equity investments with ownership of at least 5%

Name and Location of Company
Equity Investments with Ownership of at Least 5%
359 Capital Parallel Fund I, L.P. (fka Sapphire Sport Parallel Fund II, L.P.), New York, NY, United States
359 Capital Parallel Fund Zero, L.P. (fka Sapphire Sport Parallel Fund, L.P.), New York, NY, United States
359 Capital Zero, L.P. (fka Sapphire Sport I, L.P.), New York, NY, United States
47th Street Partners I, L.P., Menlo Park, CA, United States
Adverity GmbH, Vienna, Austria
Alation, Inc., Redwood City, CA, United States
Alchemist Accelerator Fund I, LLC, San Francisco, CA, United States
Aleph-Bringg SPV, L.P., Grand Cayman, Cayman Islands
All Tax Platform – SOLUÇÕES TRIBUTÁRIAS S.A., São Paulo, Brazil
Amplify Bio I, L.P., Menlo Park, CA, United States
Amplify Partners II, L.P., Menlo Park, CA, United States
Amplify Partners III, L.P., Menlo Park, CA, United States
Amplify Partners IV, L.P., Menlo Park, CA, United States
Amplify Partners, L.P., Menlo Park, CA, United States
Anrok, Inc., San Francisco, CA, United States
Asylum Ventures 2024, LP (fka Filament 2024, LP), New York, NY, United States
BGS Holdings, Inc., Austin, TX, United States
BioCatch Ltd., Tel Aviv, Israel
Bitonic Technology Labs, Inc. (dba Yellow.ai), Bengaluru, India
Blue J Legal Inc., Toronto, Canada
Boldstart Ventures V, L.P., Miami, FL, United States
Boldstart Ventures VI, L.P., Miami, FL, United States
Brightfield Holdings, Inc., New York, NY, United States
Bryj Technologies, Inc. (fka Follow Analytics, Inc.), San Francisco, CA, United States
BY Crypto 1 GmbH & Co. KG (fka BY Capital 1 Alternative GmbH & Co. KG), Berlin, Germany
byFounders VC SPV III K/S, Copenhagen, Denmark
Castle Newco, LLC (fka Clari Inc.), Atlanta, GA, United States
CDQ AG, St. Gallen, Switzerland
Chalfen Ventures Fund I, L.P., St Heiler, Jersey, Channel Islands
Chalfen Ventures Fund II, L.P., St Helier, Jersey, Channel Islands
Chalfen Ventures Fund III, L.P., St Helier, Jersey, Channel Islands
Charlton House Professional Services Limited, Norwich, United Kingdom
CircleCI, Inc., San Francisco, CA, United States
Cofinity-X GmbH, Cologne, Germany
Collectly, Inc., Pasadena, CA, United States
ComponentLab, Inc., Seattle, WA, United States
Constructor Topco Inc., San Francisco, CA, United States
Contentful GmbH, Berlin, Germany
Costanoa Venture Capital II, L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Creandum SPV TR (D) AB, Stockholm, Sweden
Creatio Inc., Boston, MA, United States
Culture Amp, Pty Ltd., Melbourne, Australia
Cypress.io, Inc., Atlanta, GA, United States
Data Collective II, L.P., Palo Alto, CA, United States
Data Collective III, L.P., Palo Alto, CA, United States
Data Collective IV, L.P., Palo Alto, CA, United States
Data.R.X. Ltd. (dba Datricks Ltd.), Tel Aviv, Israel
Defense Unicorns, Inc., Colorado Springs, CO, United States
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
DocEquity, Inc. (dba Supio), Seattle, WA, United States
Dremio Corporation, Santa Clara, CA, United States
Elise A.I. Technologies Corp., New York, NY, United States
Essence VC III, L.P., Seattle, WA, United States
FeedZai S.A., Coimbra, Portugal
Felix Capital Fund III, L.P., London, United Kingdom
Felix Ventures II, L.P., London, United Kingdom
Finco Services, Inc. (dba Current), New York, NY, United States
FloQast, Inc., Los Angeles, California, United States
Fund II, a Series of Cocoa VC, LP, Seattle, WA, United States
GitGuardian SAS, Paris, France
Gorgias Inc., San Francisco, CA, United States
Greenlite Inc., San Francisco, CA, United States
Haystack Ventures V, L.P., Mill Valley, CA, United States
Haystack Ventures VI, L.P., Mill Valley, CA, United States
Haystack Ventures VII, L.P., San Francisco, CA, United States
Haystack Ventures VIII, L.P., San Francisco, CA, United States
Huntress Labs Incorporated, Ellicott City, MD, United States
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
InfluxData, Inc., San Francisco, CA, United States
Initialized CBH SPV LLC, San Francisco, CA, United States
innoWerft Walldorf GmbH, Walldorf, Germany
Involve.ai, Inc., Santa Monica, CA, United States
JetLenses Inc. (dba Verse Medical), New York, NY, United States
JupiterOne, Inc., Morrisville, NC, United States
Kaltura, Inc., New York, NY, United States
LeanData, Inc., Sunnyvale, CA, United States
LGVP F I LLC, Dover, DE, United States
LocalGlobe Opportunity, L.P., St. Peter Port, Guernsey, Channel Islands
LocalGlobe VII, L.P., St. Peter Port, Guernsey, Channel Islands
LocalGlobe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
LocalGlobe X, L.P., St. Peter Port, Guernsey, Channel Islands
LocalGlobe XI, L.P., St. Peter Port, Guernsey, Channel Islands
Maple Capital II, Limited Partnership, Ramat Gan, Israel
Matillion Ltd., Altrincham, United Kingdom
Medable Inc., Palo Alto, CA, United States
Mosaic Ventures Investors Fund I, L.P., London, United Kingdom
Moxxie Ventures III, L.P., Mountain View, CA, United States
Notation Capital II CIRC, LLC, Brooklyn, NY, United States
Notation Capital II Circle 2024, LLC, Brooklyn, NY, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital III, L.P., Brooklyn, NY, United States
Notation Capital, L.P., Brooklyn, NY, United States
OpenX Software Limited, Pasadena, CA, United States
Paper Education Company Inc., Montreal, Canada
Pendo.io, Inc., Raleigh, NC, United States
PivotNorth Early Fund I, L.P., Atherton, CA, United States
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
Project44, Inc., Chicago, IL, United States
PubNub, Inc., San Francisco, CA, United States
QP-Essence VC IV, LP, Seattle, WA, United States
Qualified.com, Inc., San Francisco, CA, United States
Reltio, Inc., Redwood Shores, CA, United States
Restream, Inc., Austin, TX, United States
Rewst Inc., Westchase, FL, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Ridge Ventures V, L.P., San Francisco, CA, United States
SafeGraph, Inc., Denver, CO, United States
Side, Inc., San Francisco, CA, United States
Signify Holdings, Inc. (dba Rain), New York, NY, United States
Simpplr Inc., Redwood City, CA, United States
Smart City Planning, Inc., Tokyo, Japan
Splashtop, Inc., San Jose, CA, United States
Spring Mobile Solutions, Inc., Reston, VA, United States
StackHawk, Inc., Denver, CO, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
Tetrate.io, Inc., Milpitas, CA, United States
Third Kind Venture Capital II, L.P., New York, NY, United States
Third Kind Venture Capital III, L.P., New York, NY, United States
Tractian Ltd., Atlanta, GA, United States
Tribe Capital LLC Series 3, Redwood City, CA, United States
Tribe Capital LLC Series 8, Redwood City, CA, United States
UJET, Inc., San Francisco, CA, United States
Unmind Ltd., London, United Kingdom
Upfront V, L.P., Santa Monica, CA, United States
Uptycs, Inc., Waltham, MA, United States
Upvest GmbH, Berlin, Germany
VerbIT, Inc., New York, NY, United States
Vistex, Inc., Hoffman Estates, IL, United States
Walkabout Ventures Fund II, L.P., Los Angeles, CA, United States
Wetravel Inc., San Francisco, CA, United States
Yapily Ltd., London, United Kingdom
Zesty Tech Ltd., Ramat Gan, Israel